PROPERTY, PLANT AND EQUIPMENT - Schedule of composition of property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) aircraft	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 aircraft	Dec. 31, 2020 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 11,947,014	$ 10,186,697
Advances paid to aircraft manufacturers	$ 616,569	$ 452,765
Non-current assets or disposal groups classified as held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft transferred to held for sale | aircraft	13	9
Non-current assets or disposal groups classified as held for sale | Airbus A321
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 255,200
Number of aircraft transferred to held for sale | aircraft	11
Non-current assets or disposal groups classified as held for sale | Boeing B787-8
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 86
Number of aircraft transferred to held for sale | aircraft	2
Non-current assets or disposal groups classified as held for sale | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 34,760
Number of aircraft transferred to held for sale | aircraft		3
Non-current assets or disposal groups classified as held for sale | Boeing 777
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 296,198
Number of aircraft transferred to held for sale | aircraft		6
Non-current assets or disposal groups classified as held for sale | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft transferred to held for sale | aircraft			1	11
Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 21,953,149	$ 19,219,099
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(10,006,135)	(9,032,402)
Subtotal Properties, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,706,805	7,471,143
Subtotal Properties, plant and equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,898,066	13,010,085
Subtotal Properties, plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,191,261)	(5,538,942)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	682,773	479,871
Construction in progress | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	682,773	479,871
Construction in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39,778	39,818
Land | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39,778	39,818
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	57,539	60,423
Buildings | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	124,298	120,736
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(66,759)	(60,313)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,649,117	6,641,941
Plant and equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,340,403	11,727,067
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,691,286)	(5,085,126)
Own aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,650,799	5,846,920
Own aircraft | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,056,302	10,678,834
Own aircraft | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,405,503)	(4,831,914)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	998,318	795,021
Other | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,284,101	1,048,233
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(285,783)	(253,212)
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	990	1,078
Machinery | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26,081	24,005
Machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(25,091)	(22,927)
Information technology equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,697	19,293
Information technology equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	169,597	158,900
Information technology equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(149,900)	(139,607)
Fixed installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67,015	47,973
Fixed installations and accessories | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	209,524	174,859
Fixed installations and accessories | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(142,509)	(126,886)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,450	5,997
Motor vehicles | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,118	48,320
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(44,668)	(42,323)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	184,446	174,749
Leasehold improvements | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	255,494	236,509
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(71,048)	(61,760)
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,240,209	2,715,554
Right of use | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,055,083	6,209,014
Right of use | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,814,874)	(3,493,460)
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,054,694	2,548,055
Aircraft | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,636,160	5,810,997
Aircraft | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,581,466)	(3,262,942)
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	185,515	167,499
Other assets | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	418,923	398,017
Other assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (233,408)	$ (230,518)